DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE AND DISCONTINUED OPERATIONS - Asset Classified As Held For Sale In The Comparative Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 36,958	$ 0
Cost of sales	(28,861)	0
Depletion, depreciation and amortization	(4,528)	0
Mine operating income	3,569	0
Expenses
Exploration, evaluation and pre-development	38,809	10,477
General and administrative	17,090	10,456
Loss before the following	(58,859)	(28,447)
Profit (loss) before tax	(91,030)	96,673
Current tax expense	0	(200)
Income from discontinued operations for the period	$ 0	11,603
Disposal groups classified as held for sale | South Arturo
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		31,991
Cost of sales		(17,207)
Depletion, depreciation and amortization		(1,691)
Mine operating income		13,093
Expenses
Exploration, evaluation and pre-development		1,034
General and administrative		175
Loss before the following		11,884
Environmental rehabilitation accretion		(44)
Other		16
Other expense		(28)
Profit (loss) before tax		11,856
Current tax expense		(253)
Income from discontinued operations for the period		$ 11,603